CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 123,939	¥ 862,839	¥ 3,133,847
Restricted cash	11,851	82,507	57,012
Short-term investment	15,944	111,000	5,154,703
Trade receivable	194,216	1,352,093	756,508
Amounts due from related parties	7,295	50,783	88,066
Inventory	127,773	889,528	1,465,239
Prepayments and other current assets	226,846	1,579,258	1,514,257
Total current assets	707,864	4,928,008	12,169,632
Non-current assets:
Long-term restricted cash	6,395	44,523	33,528
Property, plant and equipment, net	794,775	5,533,064	4,853,157
Intangible assets, net	219	1,522	3,470
Land use rights, net	29,994	208,815	213,662
Long-term investments	16,565	115,325	148,303
Amounts due from related parties			7,970
Right-of-use assets - operating lease	286,948	1,997,672
Other non-current assets	251,817	1,753,100	1,412,830
Total non-current assets	1,386,713	9,654,021	6,672,920
Total assets	2,094,577	14,582,029	18,842,552
Current liabilities:
Short-term borrowings	127,211	885,620	1,870,000
Trade payable	446,968	3,111,699	2,869,953
Amounts due to related parties	44,490	309,729	219,583
Taxes payable	6,318	43,986	51,317
Current portion of operating lease liabilities	87,441	608,747
Current portion of long-term borrowings	46,315	322,436	198,852
Accruals and other liabilities	605,682	4,216,641	3,383,681
Total current liabilities	1,364,425	9,498,858	8,593,386
Non-current liabilities:
Long-term borrowings	1,027,722	7,154,798	1,168,012
Non-current operating lease liabilities	229,592	1,598,372
Other non-current liabilities	165,448	1,151,813	930,812
Total non-current liabilities	1,422,762	9,904,983	2,098,824
Total liabilities	2,787,187	19,403,841	10,692,210
MEZZANINE EQUITY
Redeemable non-controlling interests	209,111	1,455,787	1,329,197
Total mezzanine equity	209,111	1,455,787	1,329,197
SHAREHOLDERS' EQUITY/(DEFICIT)
Less: Treasury shares (6,931,980 and 2,995,217 shares as of December 31, 2018 and 2019, respectively)			(9,186)
Additional paid in capital	5,778,370	40,227,856	41,918,936
Accumulated other comprehensive income/(loss)	(29,166)	(203,048)	(34,708)
Accumulated deficit	(6,654,360)	(46,326,321)	(35,039,810)
Total NIO Inc. shareholders' equity/(deficit)	(904,894)	(6,299,686)	6,837,041
Non-controlling interests	3,173	22,087	(15,896)
Total shareholders' equity/(deficit)	(901,721)	(6,277,599)	6,821,145
Total liabilities, mezzanine equity and shareholders' equity	2,094,577	14,582,029	18,842,552
Class A Ordinary Shares
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	194	1,347	1,329
Class B Ordinary Shares
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	32	226	226
Class C Ordinary Shares
SHAREHOLDERS' EQUITY/(DEFICIT)
Ordinary shares	$ 36	¥ 254	¥ 254